CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net (loss)	$ (4,150,277)	$ (4,390,868)
Adjustments to reconcile net (loss) to cash provided (used) by operating activities:
Depreciation, depletion and amortization	7,485,162	3,440,043
Gain on acquisition of assets at fair market value	(22,238,000)
Accretion of asset retirement obligations	173,856
Unrealized loss on derivative contract	10,093,960
Stock options issued for compensation		15,223
Board of directors cash for compensation	50,748	17,366
Change in assets and liabilities:
(Increase) decrease in accounts receivable - trade	(2,798,138)	1,847,125
(Increase) decrease in other prepaid expenses	(358,060)	28,578
Increase (decrease) in accounts payable and accrued liabilities	2,375,610	(709,170)
Increase (decrease) in due to affiliates	239,878	8,016
Net cash provided (used) by operating activities	(9,125,261)	256,313
Cash flows from investing activities:
Acquisition and development of oil and gas properties	(14,231,350)	(431,843)
Prepaid drilling costs	(1,171,106)
Increase (decrease) in capital portion of due to affiliates	359,053	1,602
Purchase of office equipment	(17,583)	(1,807)
Decrease (increase) in deposit on proposed acquisitions	2,300,000
Reimbursement of advances on development costs		10,079,583
Net cash paid for acquisitions of properties	(59,668,212)
Net cash provided (used) by investing activities	(72,429,198)	9,647,535
Cash flows from financing activities:
Proceeds from long-term debt	72,850,624
Proceeds from derivative contract	35,091,536
Increase in restricted cash	(5,000,000)
Repayment of advances from affiliates	(2,000,000)
Payment of long-term debt	(5,000,000)	(9,134,890)
Settlement costs paid under derivative contract	(910,133)
Loan costs incurred and other	(4,380,663)	(260,000)
Net cash provided (used) by financing activities	90,651,364	(9,394,890)
Net increase (decrease) in cash and cash equivalents	9,096,905	508,958
Cash and cash equivalents:
Beginning of year	260,576	275,527
End of year	9,357,481	784,485
Other information:
Cash interest paid on debt	6,386,785	1,208,250
Non-cash investing and financing activities:
Issuance of preferred stock in connection with acquisition of properties	708,000
Note payable and accrued interest due to affiliate converted to preferred stock	2,114,986
Increase in prepaid drilling credit for acquisition and development of oil and gas properties		562,325
Fair value of warrants issued in connection with debt	7,108,674
Fair value of change in warrant exercise price	56,244
Forgiveness of accrued dividends	243,000
Preferred stock dividends accrued	1,009,047	681,800
Conversion of accrued dividend to preferred stock	$ 614,088	$ 670,400